Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2022
Accumulated Other Comprehensive Income [Abstract]
Accumulated Other Comprehensive Income (Loss) Balances, Net of Tax
The following is a summary of the accumulated other comprehensive income (loss) balances, net of tax:

	December 31, 2022
(dollars in thousands)	Balance at 12/31/2021	Other Comprehensive Income (loss)- Before Reclassifications	Amount reclassified from Accumulated Other Comprehensive Income	Other Comprehensive Income (loss)- year ended 12/31/2022	Balance at 12/31/2022

Net unrealized holding gain (loss) on securities available for sale, net of tax	$(26)	$(32,245)	$-	$(32,245)	$(32,271)
Net change in overfunded position in pension and postretirement plans arising during the year, net of tax	13,706	(6,118)	-	(6,118)	7,588
Net change in net actuarial gain and prior service credit on pension and pension and postretirement benefit plans, net of tax	(1,533)		(978)	(978)	(2,511)

Accumulated other comprehensive income (loss), net of tax	$12,147	$(38,363)	$(978)	$(39,341)	$(27,194)

	December 31, 2021
(dollars in thousands)	Balance at 12/31/2020	Other Comprehensive Income (loss)- Before Reclassifications	Amount reclassified from Accumulated Other Comprehensive Income	Other Comprehensive Income (loss)- year ended 12/31/2021	Balance at 12/31/2021

Net unrealized holding gain on securities available for sale, net of tax	$7,186	$(7,212)	$-	$(7,212)	$(26)
Net change in overfunded position in pension and postretirement plans arising during the year, net of tax	6,084	7,622	-	7,622	13,706
Net change in net actuarial gain and prior service cost on pension and pension and postretirement benefit plans, net of tax	(1,334)		(199)	(199)	(1,533)

Accumulated other comprehensive (loss) income, net of tax	$11,936	$410	$(199)	$211	$12,147

	December 31, 2020
(dollars in thousands)	Balance at 12/31/2019	Other Comprehensive Income (loss)- Before Reclassifications	Amount reclassified from Accumulated Other Comprehensive Income	Other Comprehensive Income (loss)- year ended 12/31/2020	Balance at 12/31/2020

Net unrealized holding (loss) gain on securities available for sale, net of tax	$286	$7,755	$(855)	$6,900	$7,186
Net change in overfunded position in pension and postretirement plans arising during the year, net of tax	4,840	1,244	-	1,244	6,084
Net change in net actuarial gain and prior service credit on pension and pension and postretirement benefit plans, net of tax	(665)	-	(669)	(669)	(1,334)

Accumulated other comprehensive (loss) income, net of tax	$4,461	$8,999	$(1,524)	$7,475	$11,936

Reclassifications out of Accumulated Other Comprehensive Income (Loss)
The following represents the reclassifications out of accumulated other comprehensive income (loss) for the years ended December 31, 2022, 2021 and 2020:

(dollars in thousands)	Years ended December 31,
	2022	2021	2020	Affected Line Item in Financial Statements
Unrealized gains on securities available for sale:
Realized gain on securities transactions	$-	$-	$1,155	Net gain on securities transactions
Income tax expense	-	-	(300)	Income taxes
Net of tax	-	-	855

Amortization of pension and postretirement benefit items:
Prior Service Cost
Amortization of net actuarial gain	1,008	674	708	Salaries and employee benefits
Amortization of prior service credit (cost)	313	(405)	196	Salaries and employee benefits
Income tax benefit	(343)	(70)	(235)	Income taxes
Net of tax	978	199	669

Total reclassifications, net of tax	$978	$199	$1,524